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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-PX

             ANNUAL REPORT OF PROXY VOTING OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-07851
                                   ----------

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
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(Exact name of registrant as specified in charter)


ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
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(Address of principal executive offices) (Zip code)


MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
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(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000
                                                    ----------------

Date of fiscal year end:   7/31
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Date of reporting period: 6/30/05
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ITEM 1. PROXY VOTING RECORD




================= FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND ==================




================= FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND =================


N/A


============== FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND ===============


N/A


==================== FRANKLIN TEMPLETON GROWTH TARGET FUND =====================


N/A


=================== FRANKLIN TEMPLETON MODERATE TARGET FUND ====================


N/A


================ FRANKLIN TEMPLETON PERPECTIVES ALLOCATION FUND ================


N/A


                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
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By:(Signature and Title)*/s/JIMMY D. GAMBILL
                         ------------------------------------------------------
                         Jimmy D. Gambill,
                         Chief Executive Officer - Finance and Administration


Date  August 26, 2005
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*Print the name and title of each signing officer under his or her signature.